Commitments and Contingencies (Details 2) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2001	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Royalty Obligations
Minimum guaranteed payments		$ 50,000
Number of common stock issued as payment for the license (in shares)	200,000
Amount of royalty paid		1,000,000	400,000	300,000
Reimbursement of certain legal fees related to maintenance of patents		100,000	100,000	400,000
Purchase Obligations
Outstanding purchase obligations		66,900,000
Purchase obligations, inclusive of the supply agreement that will be settled within next twelve months		48,400,000
Purchases under the supply agreement		8,500,000	4,800,000
Amounts of purchase commitments by year
2012		18,500,000
2013		18,500,000
Total future purchase commitments		$ 37,000,000